Balance Sheet Components - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Apr. 30, 2019	Apr. 30, 2018
Balance Sheet Components [Abstract]
Accrued expenses	$ 8,124	$ 3,279
Income taxes payable	149	2,357
Value added taxes payable	4,236	2,536
Liability for early exercise of unvested stock options		1,566
Share repurchase liability	1,612	449
Other	4,619	1,629
Total accrued expenses and other liabilities	$ 18,740	$ 11,816